UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02857

Name of Fund: BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock High
Income Fund of BlackRock Bond Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 06/30/2009

Item 1 – Schedule of Investments

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)		Value
Airlines - 0.3%	UAL Corp., 4.50%, 6/30/21 (a)	USD	965	$ 318,450
	United Air Lines, Inc., 12.75%, 7/15/12		2,900	2,624,500
				2,942,950
Auto Components - 1.4%	Allison Transmission, Inc., 11.00%, 11/01/15 (b)		5,249	4,146,710
	The Goodyear Tire & Rubber Co.:
	6.32%, 12/01/09 (c)		1,090	1,079,100
	7.86%, 8/15/11		3,530	3,441,750
	8.66%, 12/01/11		4,182	4,119,270
	Lear Corp., 8.75%, 12/01/16 (d)(e)		1,395	366,187
				13,153,017
Beverages - 0.4%	Anheuser-Busch InBev Worldwide, Inc.,
	7.75%, 1/15/19 (b)		3,710	4,057,464
Building Products - 0.5%	Grohe Holding GmbH, 8.19%, 1/15/14 (c)	EUR	1,200	1,127,899
	Ply Gem Industries, Inc., 11.75%, 6/15/13	USD	5,050	3,257,250
				4,385,149
Capital Markets - 0.1%	E*Trade Financial Corp., 12.50%, 11/30/17 (b)(f)		1,092	1,212,050
Chemicals - 1.4%	American Pacific Corp., 9.00%, 2/01/15		3,100	2,747,375
	CII Carbon LLC, 11.13%, 11/15/15 (b)		2,340	1,687,725
	Innophos, Inc., 8.88%, 8/15/14		2,480	2,269,200
	MacDermid, Inc., 9.50%, 4/15/17 (b)		2,460	1,795,800
	Nalco Co., 8.25%, 5/15/17 (b)		2,350	2,361,750
	Rockwood Specialties Group, Inc., 7.63%, 11/15/14	EUR	1,125	1,451,959
	Terra Capital, Inc. Series B, 7.00%, 2/01/17	USD	325	296,969
				12,610,778
Commercial Services &	ARAMARK Corp., 4.53%, 2/01/15 (c)		2,000	1,625,000
Supplies - 3.3%	Corrections Corp. of America, 6.75%, 1/31/14		2,025	1,923,750
	DI Finance Series B, 9.50%, 2/15/13		1,835	1,770,775
General Motors Acceptance Corp. of Canada Ltd.,
	6.00%, 5/25/10	CAD	6,800	5,394,166
	The Hertz Corp., 7.88%, 1/01/14	EUR	3,500	3,928,005
	Mobile Services Group, Inc., 9.75%, 8/01/14	USD	2,750	2,633,125
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		2,770	2,770,000
	Scientific Games International, Inc.,
	9.25%, 6/15/19 (b)		2,665	2,665,000
	US Investigations Services, Inc., 10.50%, 11/01/15 (b)		2,800	2,282,000
	West Corp., 11.00%, 10/15/16		6,025	5,030,875
				30,022,696
Construction & Engineering - 0.2%	Dycom Industries, Inc., 8.13%, 10/15/15		2,175	1,827,000
Construction Materials - 0.5%	Nortek, Inc., 10.00%, 12/01/13		4,680	3,755,700
	Texas Industries, Inc., 7.25%, 7/15/13		560	502,600
				4,258,300
Consumer Finance - 0.0%	Inmarsat Finance Plc, 7.63%, 6/30/12		400	390,000
Containers & Packaging - 3.9%	Berry Plastics Corp., 5.26%, 2/15/15 (c)		3,725	3,287,312
	Berry Plastics Holding Corp., 4.50%, 9/15/14 (c)		3,150	2,047,500
	Crown Americas LLC, 7.66%, 5/15/17 (b)		2,000	1,930,000

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)		Value
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	3,202	$ 4,312,276
	Graphic Packaging International Corp.:
	8.50%, 8/15/11	USD	575	569,250
	9.50%, 8/15/13		311	297,005
	Graphic Packaging International, Inc., 9.50%,
	6/15/17 (b)		4,185	4,122,225
	Impress Holdings BV, 3.63%, 9/15/13 (b)(c)		1,930	1,613,962
	Owens-Brockway Glass Container, Inc.:
	8.25%, 5/15/13		1,020	1,025,100
	6.75%, 12/01/14	EUR	2,665	3,364,757
	7.38%, 5/15/16 (b)	USD	2,555	2,478,350
	Packaging Dynamics Finance Corp.,
	10.00%, 5/01/16 (b)		2,550	841,500
	Pregis Corp., 12.38%, 10/15/13		4,485	3,341,325
	Rock-Tenn Co., 5.63%, 3/15/13		1,910	1,716,612
	Sealed Air Corp., 7.88%, 6/15/17 (b)		3,200	3,171,456
	Solo Cup Co., 10.50%, 11/01/13 (b)		1,490	1,493,725
				35,612,355
Distributors - 0.5%	American Tire Distributors, Inc., 7.46%, 4/01/12 (c)		6,835	4,630,712
Diversified Financial Services - 5.9%	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		3,230	3,270,375
	Bank of America Corp., 5.65%, 5/01/18		3,800	3,357,798
	FCE Bank Plc:
	7.13%, 1/16/12		10,200	12,091,242
	7.13%, 1/15/13		3,100	3,522,579
	Series JD, 2.54%, 9/30/09 (c)	EUR	1,140	1,559,278
	Ford Motor Credit Co. LLC:
	5.70%, 1/15/10		1,540	1,486,332
	3.89%, 1/13/12 (c)	USD	1,815	1,404,356
	GMAC LLC (b):
	7.25%, 3/02/11		3,100	2,836,500
	3.46%, 12/01/14 (c)		11,601	8,120,700
	6.75%, 12/01/14		4,123	3,236,555
	8.00%, 11/01/31		7,630	5,341,000
	Leucadia National Corp., 8.13%, 9/15/15		6,200	5,611,000
	Southern Star Central Corp., 6.75%, 3/01/16 (b)		2,090	1,862,713
				53,700,428
Diversified Telecommunication	Broadview Networks Holdings, Inc., 11.38%, 9/01/12		5,230	4,131,700
Services - 4.1%	Cincinnati Bell, Inc., 7.25%, 7/15/13		6,400	5,856,000
	Citizens Communications Co., 6.25%, 1/15/13		425	391,000
	Frontier Communications Corp., 8.25%, 5/01/14		340	321,300
	Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		1,290	1,244,850

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)		Value
	Qwest Communications International, Inc.:
	3.50%, 11/15/25 (a)	USD	3,400	$ 3,349,000
	Series B, 7.50%, 2/15/14		1,395	1,272,937
	Qwest Corp.:
	7.50%, 10/01/14 (g)		7,670	7,315,262
	8.38%, 5/01/16 (b)		2,100	2,026,500
	Series WI, 6.50%, 6/01/17		6,500	5,720,000
	Windstream Corp.:
	8.13%, 8/01/13		4,605	4,455,338
	8.66%, 8/01/16		1,145	1,096,338
				37,180,225
Electric Utilities - 1.7%	Edison Mission Energy, 7.20%, 5/15/19		75	55,875
	Elwood Energy LLC, 8.16%, 7/05/26		1,374	1,141,885
	Entergy Texas, Inc., 7.13%, 2/01/19 (g)		1,835	1,912,995
	IPALCO Enterprises, Inc.:
	8.63%, 11/14/11 (h)		1,500	1,507,500
	7.25%, 4/01/16 (b)		1,670	1,594,850
	NSG Holdings LLC, 7.75%, 12/15/25 (b)		7,725	6,180,000
	Tenaska Alabama Partners LP, 7.00%, 6/30/21 (b)		4,163	3,584,594
				15,977,699
Electronic Equipment, Instruments &	Sanmina-SCI Corp., 8.13%, 3/01/16		2,400	1,749,000
Components - 0.2%
Energy Equipment & Services - 0.8%	Cie Generale de Geophysique-Veritas,
	9.50%, 5/15/16 (b)		1,745	1,740,638
Compagnie Generale de Geophysique-Veritas,
	7.75%, 5/15/17		3,035	2,761,850
	North American Energy Partners, Inc., 8.75%, 12/01/11		1,665	1,448,550
	Transocean, Inc. Series A, 1.63%, 12/15/37 (a)		1,630	1,540,350
				7,491,388
Food & Staples Retailing - 0.4%	AmeriQual Group LLC, 9.50%, 4/01/12 (b)		3,200	1,920,000
	Rite Aid Corp., 9.75%, 6/12/16 (b)		1,980	1,980,000
				3,900,000
Food Products - 0.3%	DGS International Finance Co., 10.00%,
	6/01/07 (b)(d)(e)		20,000	2
	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		2,400	2,370,000
				2,370,002
Health Care Equipment &	Biomet, Inc., 10.00%, 10/15/17		2,300	2,340,250
Supplies - 2.1%	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (f)		3,860	2,012,025
	DJO Finance LLC, 10.88%, 11/15/14		10,300	9,012,500
	Hologic, Inc., 2.00%, 12/15/37 (a)(i)		8,405	5,967,550
				19,332,325
Health Care Providers &	Community Health Systems, Inc. Series WI,
Services - 1.5%	8.88%, 7/15/15		3,739	3,664,220
	HealthSouth Corp., 10.75%, 6/15/16		990	994,950

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Tenet Healthcare Corp. (b):
	9.00%, 5/01/15	USD 6,614	$ 6,663,605
	10.00%, 5/01/18	2,284	2,398,200
			13,720,975
Hotels, Restaurants & Leisure - 3.2%	American Real Estate Partners LP, 7.13%, 2/15/13 (g)	10,735	9,688,337
	Fontainebleau Las Vegas Holdings LLC,
	10.25%, 6/15/15 (b)(d)(e)	225	8,437
	Gaylord Entertainment Co., 8.00%, 11/15/13	1,270	1,082,675
	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(d)(e)	3,200	200,000
	Harrah's Operating Co., Inc. (b):
	10.00%, 12/15/15	580	353,800
	10.00%, 12/15/18	6,870	3,950,250
	Little Traverse Bay Bands of Odawa Indians, 10.25%,
	2/15/14 (b)	5,965	2,505,300
	MGM Mirage (b):
	10.38%, 5/15/14	2,300	2,386,250
	11.13%, 11/15/17	3,925	4,160,500
	Scientific Games Corp., 0.75%, 12/01/24 (a)(i)	1,450	1,404,688
	Snoqualmie Entertainment Authority,
	5.38%, 2/01/14 (b)(c)	1,175	564,000
	Travelport LLC:
	5.89%, 9/01/14 (c)	600	327,000
	11.88%, 9/01/16	100	59,000
Tropicana Entertainment LLC Series WI, 9.63%,
	12/15/14 (d)(e)	405	3,544
	Virgin River Casino Corp., 9.00%, 1/15/12 (d)(e)	8,165	836,913
	Waterford Gaming LLC, 8.63%, 9/15/14 (b)	3,069	1,841,400
			29,372,094
Household Durables - 2.4%	American Greetings Corp., 7.38%, 6/01/16	2,045	1,462,175
	Ashton Woods USA LLC, 16.53%, 6/30/15 (b)(j)	4,220	632,970
	Beazer Homes USA:
	8.375%, 4/15/12	6,755	3,985,450
	8.125%, 6/15/16	2,790	1,339,200
	Centex Corp., 4.55%, 11/01/10	360	351,900
	Jarden Corp., 8.00%, 5/01/16	685	654,175
	K Hovnanian Enterprises, Inc.:
	6.25%, 1/15/15	1,850	943,500
	6.25%, 1/15/16	2,105	1,052,500
	7.50%, 5/15/16	3,115	1,526,350
	KB Home, 6.38%, 8/15/11	730	704,450
	Meritage Homes Corp., 6.25%, 3/15/15	1,225	961,625
	Standard Pacific Corp., 6.25%, 4/01/14	2,450	1,727,250
	Stanley-Martin Communities LLC, 9.75%, 8/15/15	14,000	3,500,000
	Toll Brothers Finance Corp., 8.91%, 10/15/17	3,370	3,446,240
			22,287,785

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)		Value
IT Services - 1.7%	Alliance Data Systems Corp., 1.75%, 8/01/13 (a)(b)	USD	6,710	$ 4,931,850
	First Data Corp.:
	9.88%, 9/24/15		1,145	812,950
	11.25%, 3/31/16 (b)		14,555	8,441,900
	iPayment Investors LP, 12.75%, 7/15/14 (b)(f)		491	122,750
	SunGard Data Systems, Inc., 10.63%, 5/15/15 (b)		1,080	1,058,400
				15,367,850
Independent Power Producers &	The AES Corp., 8.75%, 5/15/13 (b)		350	355,250
Energy Traders - 3.1%	Calpine Construction Finance Co. LP, 8.00%,
	6/01/16 (b)		5,425	5,194,437
	Dynegy Holdings, Inc.:
	8.38%, 5/01/16		630	533,925
	7.75%, 6/01/19		540	420,525
	Energy Future Holdings Corp., 11.25%, 11/01/17 (f)		9,010	5,328,081
	NRG Energy, Inc.:
	7.25%, 2/01/14		2,635	2,555,950
	7.38%, 2/01/16		9,895	9,363,144
	8.50%, 6/15/19		1,665	1,612,969
	Texas Competitive Electric Holdings Co. LLC, 10.50%,
	11/01/16 (f)		6,654	2,911,922
				28,276,203
Industrial Conglomerates - 1.3%	Sequa Corp. (b):
	11.75%, 12/01/15		6,480	3,742,200
	13.50%, 12/01/15 (f)		11,283	5,517,254
	Tyco International Finance SA, 8.50%, 1/15/19 (g)		2,475	2,744,231
				12,003,685
Insurance - 0.1%	USI Holdings Corp., 4.76%, 11/15/14 (b)(c)		1,530	994,500
Life Sciences Tools &
Services - 0.4%	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (b)		3,190	3,158,100
Machinery - 1.1%	ESCO Corp. (b):
	5.20%, 12/15/13 (c)		1,110	867,188
	8.63%, 12/15/13		2,810	2,430,650
Ingersoll-Rand Global Holding Co. Ltd., 9.50%,
	4/15/14		2,995	3,279,785
	RBS Global, Inc., 8.88%, 9/01/16		1,205	855,550
	Titan International, Inc., 8.00%, 1/15/12		3,315	3,000,075
				10,433,248
Marine - 0.6%	Horizon Lines, Inc., 4.25%, 8/15/12 (a)		5,845	4,098,806
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		1,217	997,940
				5,096,746
Media - 9.2%	Affinion Group, Inc., 10.13%, 10/15/13		5,690	5,263,250
	CCO Holdings LLC, 8.75%, 11/15/13 (d)(e)		2,745	2,607,750
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)		1,130	1,120,112
	Cablevision Systems Corp. Series B, 8.00%, 4/15/12		2,875	2,846,250
	Catalina Marketing Corp., 10.50%, 10/01/15 (b)(f)(h)		7,425	6,125,625

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)		Value
Charter Communications Holdings II, LLC (d)(e):
	10.25%, 9/15/10	USD	3,395	$ 3,581,725
	Series B, 10.25%, 9/15/10		770	808,500
Charter Communications Operating, LLC, 8.38%,
	4/30/14 (b)(d)(e)		3,530	3,379,975
	Cox Communications, Inc., 8.38%, 3/01/39 (b)		5,650	6,299,654
	DirecTV Holdings LLC, 8.38%, 3/15/13		2,345	2,350,862
	EchoStar DBS Corp., 7.00%, 10/01/13		7,340	6,973,000
	Harland Clarke Holdings Corp.:
	5.98%, 5/15/15 (c)		980	590,450
	9.50%, 5/15/15		1,180	911,550
	Intelsat Corp., 9.25%, 6/15/16 (b)		5,700	5,457,750
	Intelsat Subsidiary Holding Co. Ltd.:
	8.50%, 1/15/13		1,890	1,814,400
	8.88%, 1/15/15 (b)		1,350	1,302,750
	Lamar Advertising Co. Series B, 2.88%, 12/31/10 (a)		1,770	1,727,963
	Liberty Media Corp., 3.12%, 3/30/23 (a)		2,775	2,355,281
	Local Insight Regatta Holdings, Inc., 11.00%,
	12/01/17		1,393	369,145
	Mediacom Broadband LLC, 8.50%, 10/15/15		1,600	1,440,000
	NTL Cable Plc, 8.75%, 4/15/14		355	346,125
	Network Communications, Inc., 10.75%, 12/01/13		200	40,000
	Nielsen Finance LLC :
	11.63%, 2/01/14 (b)	EUR	1,930	1,915,525
	9.00%, 8/01/14		600	715,458
	10.00%, 8/01/14		2,980	2,819,825
	20.21%, 8/01/16 (j)		380	244,150
	ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(d)(e)	USD	3,928	1,256,991
	Rainbow National Services LLC, 10.38%, 9/01/14 (b)		3,723	3,857,959
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		11,360	9,201,600
	UPC Holding B.V., 9.88%, 4/15/18 (b)		1,000	951,250
	Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)		5,450	4,223,750
	WMG Acquisition Corp., 9.50%, 6/15/16 (b)		1,130	1,124,350
				84,022,975
Metals & Mining - 4.1%	Aleris International, Inc. (d)(e):
	9.00%, 12/15/14		2,135	21,350
	10.00%, 12/15/16		4,700	99,875
	Anglo American Capital Plc, 9.38%, 4/08/19 (b)		1,830	1,976,400
	Arch Western Finance LLC, 6.75%, 7/01/13		1,250	1,140,625
	Drummond Co., Inc., 7.38%, 2/15/16 (b)		2,470	1,803,100
	Evraz Group SA (b):
	8.88%, 4/24/13		3,170	2,599,400
	9.50%, 4/24/18		2,120	1,637,700
	FMG Finance Property Ltd., 10.63%, 9/01/16 (b)		3,225	3,096,000
Freeport-McMoRan Copper & Gold, Inc., 5.00%,
	4/01/15 (c)		2,525	2,363,526
	Novelis, Inc., 7.25%, 2/15/15		7,475	5,681,000

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)		Value
	RathGibson, Inc., 11.25%, 2/15/14 (d)(e)	USD	6,665	$ 2,399,400
	Ryerson, Inc.:
	8.55%, 11/01/14 (c)		1,670	1,214,925
	12.00%, 11/01/15		650	529,750
	Steel Dynamics, Inc., 7.38%, 11/01/12		2,780	2,634,050
	Teck Resources Ltd. (b):
	10.25%, 5/15/16		1,460	1,529,350
	10.75%, 5/15/19		5,620	6,041,500
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)		2,925	2,427,750
				37,195,701
Multi-Utilities - 0.2%	CMS Energy Corp., 8.75%, 6/15/19		1,500	1,517,584
Multiline Retail - 0.8%	Dollar General Corp., 10.63%, 7/15/15		3,400	3,672,000
	Macy's Retail Holdings, Inc.:
	5.35%, 3/15/12		2,000	1,820,424
	5.88%, 1/15/13		2,560	2,242,808
				7,735,232
Oil, Gas & Consumable Fuels - 10.5%	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		6,135	5,782,237
	Atlas Pipeline Partners LP, 8.75%, 6/15/18		3,320	2,274,200
	Berry Petroleum Co., 8.25%, 11/01/16		2,625	2,250,937
	Bill Barrett Corp., 9.88%, 7/15/16		1,135	1,080,202
	Chesapeake Energy Corp.:
	9.50%, 2/15/15		1,570	1,581,775
	6.38%, 6/15/15		1,610	1,432,900
	7.25%, 12/15/18		2,850	2,479,500
	2.25%, 12/15/38 (a)		3,550	2,178,813
	Cimarex Energy Co., 7.13%, 5/01/17		2,745	2,415,600
	Compton Petroleum Finance Corp., 7.63%, 12/01/13		1,605	890,775
	Connacher Oil and Gas Ltd. (b):
	11.75%, 7/15/14		835	805,775
	10.25%, 12/15/15		5,580	3,375,900
	Corral Finans AB, 2.63%, 4/15/10 (b)(f)		1,217	656,383
	Denbury Resources, Inc.:
	7.50%, 12/15/15		1,750	1,662,500
	9.75%, 3/01/16		3,350	3,442,125
	EXCO Resources, Inc., 7.25%, 1/15/11		2,105	2,041,850
	El Paso Corp., 8.25%, 2/15/16		2,875	2,795,937
	Encore Acquisition Co., 6.00%, 7/15/15		1,955	1,612,875
	Forest Oil Corp.:
	8.50%, 2/15/14 (b)		6,840	6,720,300
	7.25%, 6/15/19		5,570	4,985,150
	Hess Corp., 8.13%, 2/15/19		3,395	3,865,051
	Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		3,515	3,444,700
	Massey Energy Co., 3.25%, 8/01/15 (a)		6,900	4,554,000
	Newfield Exploration Co.:
	6.63%, 4/15/16		1,185	1,069,462
	7.13%, 5/15/18		665	604,319

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)		Value
	OPTI Canada, Inc.:
	7.88%, 12/15/14	USD	3,720	$ 2,408,700
	8.25%, 12/15/14		5,550	3,663,000
	PetroHawk Energy Corp.:
	10.50%, 8/01/14 (b)		2,910	2,975,475
	7.88%, 6/01/15		4,795	4,435,375
	Range Resources Corp., 6.38%, 3/15/15		1,840	1,695,100
	Roseton-Danskammer 2001 Series B, 7.67%, 11/08/16		4,025	3,531,938
	Sabine Pass LNG LP, 7.50%, 11/30/16		1,025	827,688
	SandRidge Energy, Inc.:
	4.83%, 4/01/14 (c)		2,250	1,767,481
	8.63%, 4/01/15 (f)		350	314,125
	8.00%, 6/01/18 (b)		2,200	1,881,000
	Southwestern Energy Co., 7.50%, 2/01/18 (b)		410	393,600
	Swift Energy Co., 7.13%, 6/01/17		3,425	2,414,625
	Tennessee Gas Pipeline Co., 8.00%, 2/01/16		2,610	2,733,975
	Williams Cos., Inc., 8.75%, 1/15/20 (b)		2,540	2,647,950
				95,693,298
Paper & Forest Products - 2.9%	APP Finance II Mauritius Ltd., 12.00% (a)(d)(e)(k)		21,000	105,000
	Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(f)		5,313	1,685,330
	Boise Cascade LLC, 7.13%, 10/15/14		1,985	1,047,087
	Clearwater Paper Corp., 10.63%, 6/15/16 (b)		1,865	1,902,300
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		5,335	5,174,950
	International Paper Co., 9.38%, 5/15/19		2,530	2,578,978
	Louisiana-Pacific Corp., 13.00%, 3/15/17 (b)		2,300	2,455,250
	NewPage Corp., 10.00%, 5/01/12		13,845	6,645,600
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		1,610	1,473,150
	Verso Paper Holdings LLC Series B:
	4.92%, 8/01/14 (c)		4,635	2,178,450
	9.13%, 8/01/14		1,145	532,425
	11.38%, 8/01/16		2,680	750,400
				26,528,920
Pharmaceuticals - 0.8%	Angiotech Pharmaceuticals, Inc., 4.42%, 12/01/13 (c)		9,075	6,851,625
	Catalent Pharma Solutions, Inc., 9.75%, 4/15/17	EUR	510	264,719
	Elan Finance Plc, 8.88%, 12/01/13	USD	455	416,325
				7,532,669
Professional Services - 0.1%	FTI Consulting, Inc., 7.75%, 10/01/16		550	525,250
Real Estate Investment Trusts	HCP, Inc., 5.65%, 12/15/13		3,170	2,886,133
(REITs) - 0.5%	iStar Financial, Inc. Series B, 5.125%, 4/01/11		1,120	649,600
	Rouse Co. LP, 5.375%, 11/26/13 (d)(e)		1,310	825,300
				4,361,033
Real Estate Management &	Realogy Corp.:
Development - 0.1%	10.50%, 4/15/14		2,010	869,325
	12.38%, 4/15/15		1,290	361,200
				1,230,525
Semiconductors & Semiconductor	Spansion, Inc., 3.79%, 6/01/13 (b)(d)(e)		3,425	2,226,250
Equipment - 0.2%

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)		Value
Software - 0.0%	BMS Holdings, Inc., 9.22%, 2/15/12 (b)(c)(f)	USD	2,180	$ 43,603
Specialty Retail - 2.2%	Asbury Automotive Group, Inc., 8.00%, 3/15/14		5,400	4,482,000
	General Nutrition Centers, Inc.:
	6.40%, 3/15/14 (c)		3,305	2,644,000
	10.75%, 3/15/15		6,095	5,180,750
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (i)		2,735	1,753,819
	Limited Brands, Inc., 8.50%, 6/15/19 (b)		475	455,092
	Michaels Stores, Inc.:
	10.00%, 11/01/14		10	8,400
	11.38%, 11/01/16		1,350	884,250
	United Auto Group, Inc., 7.75%, 12/15/16		5,255	4,243,413
				19,651,724
Textiles, Apparel & Luxury Goods -	Levi Strauss & Co., 8.88%, 4/01/16		2,675	2,588,062
0.3%
Thrifts & Mortgage Finance - 0.8%	Residential Capital Corp., 8.38%, 6/30/10		9,740	7,110,200
Tobacco - 0.7%	Altria Group, Inc., 10.20%, 2/06/39		2,820	3,332,019
	Lorillard Tobacco Co., 8.13%, 6/23/19		1,540	1,593,538
	Vector Group Ltd., 11.00%, 8/15/15		1,500	1,387,500
				6,313,057
Wireless Telecommunication	American Tower Corp., 7.13%, 10/15/12		375	377,344
Services - 6.6%	BCM Ireland Preferred Equity Ltd.,
	8.28%, 2/15/17 (b)(f)	EUR	3,989	1,398,850
	Cricket Communications, Inc.:
	9.38%, 11/01/14		4,835	4,762,475
	10.00%, 7/15/15 (b)	USD	5,030	4,992,275
	Crown Castle International Corp., 9.00%, 1/15/15		1,130	1,149,775
	Digicel Group Ltd. (b):
	8.88%, 1/15/15		5,740	4,764,200
	9.13%, 1/15/15 (f)		5,660	4,641,200
	FiberTower Corp., 11.00%, 11/15/12 (a)(b)		3,281	1,353,433
	iPCS, Inc., 3.15%, 5/01/13 (c)		6,810	5,379,900
	Leap Wireless International, Inc., 4.50%,
	7/15/14 (a)(b)		1,120	861,000
	MetroPCS Wireless, Inc.:
	9.25%, 11/01/14		7,070	7,025,812
	9.25%, 11/01/14 (b)		2,830	2,801,700
	NII Holdings, Inc., 2.75%, 8/15/25 (a)		1,900	1,776,500
	Nextel Communications, Inc.:
	Series D, 7.38%, 8/01/15		2,080	1,658,800
	Series E, 6.88%, 10/31/13		2,970	2,457,675
	Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		1,385	1,170,325
	Sprint Capital Corp.:
	7.63%, 1/30/11		10,400	10,283,000
	6.86%, 11/15/28		996	707,160
	Sprint Nextel Corp., 1.00%, 6/28/10 (c)		2,300	2,168,553
				59,729,977
	Total Corporate Bonds - 83.4%			761,520,784

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)		Value
Auto Components - 1.3%	Allison Transmission, Inc. Term Loan, 3.06% - 3.08%,
	8/07/14	USD	3,417	$ 2,700,649
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15		6,617	4,226,717
	Delphi Corp. Initial Tranche Term Loan C, 10.50%,
	6/30/09 (d)(e)		13,417	4,092,107
	Delphi Corp. Subsequent Tranche Term Loan C, 10.50%,
	6/30/09 (d)(e)		1,390	424,093
				11,443,566
Automobiles - 0.2%	Ford Motor Co. Term Loan, 3.32% - 4.14%, 12/15/13		1,992	1,436,557
Building Products - 0.2%	Building Materials Corp. of America Term Loan Advance,
	3.06%, 2/22/14		2,024	1,757,268
Capital Markets - 0.1%	Marsico Parent Co., LLC Term Loan,
	4.63% - 7.50%, 12/15/14		1,387	596,248
Chemicals - 0.8%	PQ Corp.:
	First Lien Term Loan, 3.56% - 4.29%, 7/31/14		2,723	2,091,787
	Second Lien Term Loan, 7.54%, 7/30/15		8,250	3,300,000
	Solutia Inc. Loan, 7.25%, 2/28/14		2,125	1,945,732
				7,337,519
Diversified Financial Services - 0.0%	Protostar Working Capital Term Loan, 0%, 9/30/10		464	454,720
Diversified Telecommunication	Hawaiian Telcom Communications, Inc. Tranche C Term
Services - 1.5%	Loan, 4.75%, 5/30/14		3,174	1,845,172
	Wind Finance SA Euro Facility (Second Lien):
	7.20%, 12/17/14	EUR	7,645	10,145,250
	8.00%, 3/22/15	USD	2,250	2,109,375
				14,099,797
Electronics - 0.1%	First Data Corp. Initial Tranche B-1 Term Loan,
	3.06% - 3.07%, 9/24/14		798	596,482
Food & Staples Retailing - 0.4%	Rite Aid Corp. Term Loan, 9.50%, 6/04/15		4,050	4,028,061
Health Care Providers & Services -	HCA Inc. Tranche Term Loan A-1, 2.35%,
0.7%	11/17/12		7,238	6,561,356
Hotels, Restaurants & Leisure - 0.4%	Travelport LLC (fka Travelport Inc.) Loan,
	7.81%, 3/27/12		9,432	3,804,288
Independent Power Producers &	Dynegy Holdings Inc.:
Energy Traders - 1.4%	Term Letter of Credit Facility Term Loan, 1.81%,
	4/02/13		1,745	1,561,001
	Tranche B Term Loan, 1.81%, 4/02/13		79	70,819
	NRG Energy, Inc.:
	Credit-Linked Deposit, 0.50% - 1.60%, 2/01/13		428	401,754
	Term Loan, 1.81% - 2.10%, 2/01/13		799	750,434

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Texas Competitive Electric Holdings Co. LLC:
	Initial Tranche B-1 Term Loan, 3.81% - 3.82%,
	10/10/14	USD	997	$ 709,338
	Initial Tranche B-2 Term Loan, 3.81% - 3.82%,
	10/10/14		1,474	1,050,600
	Initial Tranche B-3 Term Loan, 3.81% - 3.82%,
	10/10/14		11,155	7,949,034
				12,492,980
Machinery - 0.7%	Navistar International Corp.:
	Revolving Credit-Linked Deposit, 0.15% - 3.56%,		1,987	1,709,775
	Term Advance, 3.56%, 1/19/12		5,463	4,701,881
				6,411,656
Media - 1.4%	EB Sports Corp. Loan, 7.57%, 5/01/12		5,306	3,183,575
HMH Publishing Co. Ltd. (fka Education Media):
	Mezzanine, 5.50% - 6.25%, 11/14/14		17,827	2,674,037
	Tranche A Term Loan, 7.42% - 7.66%, 6/12/14		7,241	5,032,768
	Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		1,950	1,950,000
				12,840,380
Oil, Gas & Consumable Fuels - 0.7%	Turbo Beta Ltd. Dollar Facility, 14.50%, 3/15/18		9,530	6,670,851
Paper & Forest Products - 0.0%	Verso Paper Finance Holdings LLC Loan,
	7.28% - 8.03%, 2/01/13		4,443	222,133
Real Estate Management &	Realogy Corp.:
Development - 0.2%	Letter of Credit Assignment, 0.15% - 3.15%, 10/10/13		576	414,428
	Term Loan B, 3.31%, 10/10/13		1,816	1,307,593
				1,722,021
Transportation Infrastructure -	SBA Telecommunications Term Loan, 1.97%, 11/01/10		7,325	6,519,024
0.7%
	Total Floating Rate Loan Interests - 10.8%			98,994,907
	Non-U.S. Government Sponsored Agency Mortgage-
	Backed Securities
Commercial Mortgage-Backed	Crown Castle Towers LLC Series 2005-1A (b):
Securities - 1.1%	Class AFL, 0.94%, 6/15/35 (c)		8,410	8,031,550
	Class AFX, 4.64%, 6/15/35		2,355	2,296,125
Total Non-U.S. Government Sponsored Agency
	Mortgage-Backed Securities - 1.1%			10,327,675
	Common Stocks		Shares
Building Products - 0.5%	Masonite Worldwide Holdings (d)		164,037	4,511,018
Communications Equipment - 0.7%	Loral Space & Communications Ltd. (d)		257,872	6,640,204
Diversified Telecommunication	PTV, Inc. (d)		2	1,000
Services - 0.0%
Electrical Equipment - 0.1%	Medis Technologies Ltd. (d)		852,625	426,313
	SunPower Corp. Class B (d)		2,142	51,301
				477,614
Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (d)		3,546	35

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Household Durables - 0.0%	Ashton Woods Class B Membership Units	1	$ -
Paper & Forest Products - 0.2%	Ainsworth Lumber Co. Ltd. (b)(d)	691,101	684,347
	Ainsworth Lumber Co. Ltd. (d)	615,817	608,855
	Western Forest Products, Inc. (b)(d)	330,542	71,045
	Western Forest Products, Inc. (d)	1,280,355	275,191
			1,639,438
	Total Common Stocks - 1.5%		13,269,309
	Preferred Securities
		Par
	Capital Trusts	(000)
Diversified Financial Services - 0.3%	Citigroup, Inc. Series E, 8.40% (c)(d)(e)(k)	USD 3,740	2,805,262
	Total Capital Trusts - 0.3%		2,805,262
	Preferred Stocks	Shares
Diversified Telecommunication	PTV, Inc. Series A, 10%	130	17
Services - 0.0%
	Total Preferred Stocks - 0.0%		17
	Total Preferred Securities - 0.3%		2,805,279
	Warrants (l)
Health Care Providers &	HealthSouth Corp. (expires 1/16/14)	201,408	2
Services - 0.0%
Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (expires 4/29/14)	1,566	16
Media - 0.0%	Virgin Media, Inc. (expires 1/10/11)	117,980	5,899
Other - 0.0%	Turbo Cayman Ltd.	6	-
	Total Warrants - 0.0%		5,917
		Beneficial
		Interest
	Other Interests (m)	(000)
Hotels, Restaurants & Leisure - 0.0%	Buffets, Inc.	USD 1,855	186
Media - 0.0%	Adelphia Escrow	25,500	2,550
	Adelphia Recovery Trust	31,980	127,922
			130,472
	Total Other Interests - 0.0%		130,658
	Total Long-Term Investments
	(Cost - $1,155,189,550) - 97.1%		887,054,529
	Short-Term Securities	Shares
	BlackRock Liquidity Funds, TempFund, 0.45% (n)(o)	23,780,532	23,780,532
	Total Short-Term Securities
	(Cost - $23,780,532) - 2.6%		23,780,532
	Total Investments
	(Cost - $1,178,970,082*) - 99.7%		910,835,061
	Other Assets Less Liabilities - 0.3%		2,322,683
	Net Assets - 100.0%		$ 913,157,744

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 1,181,142,943
Gross unrealized appreciation	$ 34,152,457
Gross unrealized depreciation	(304,460,339)
Net unrealized depreciation	$ (270,307,882)

BlackRock Bond Fund, Inc. - BlackRock High Income Fund

Schedule of Investments June 30, 2009 (Unaudited)

(a) Convertible security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c) Variable rate security. Rate shown is as of report date.

(d) Non-income producing security.

(e) Issuer filed for bankruptcy and/or is in default of interest payments.

(f) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g) All or a portion of security pledged as collateral in connection with swaps.

(h) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(i) Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(j) Represents a step-up bond. Rate shown reflects the effective yield at the time of purchase.

(k) Security is perpetual in nature and has no stated maturity date.

(l) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-
income producing.

(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund	23,780,532	$ 8,688
BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (29,156,762)	$ 132,035

(o) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.

• Foreign currency exchange contracts as of June 30, 2009 were as follows:

						Unrealized
					Settlement	Appreciation
Currency Purchased			Currency Sold	Counterparty	Date	(Depreciation)
EUR	3,505,000	USD	4,899,808	Citibank NA	7/15/09	$ 17,396
USD	48,200,912	EUR	35,307,000	Citibank NA	7/15/09	(1,331,674)
USD	608,817	EUR	434,000	Deutsche Bank AG	7/15/09	(47)
EUR	1,548,000	USD	2,154,212	UBS AG	7/15/09	17,494
USD	5,332,410	CAD	5,775,000	Citibank NA	8/26/09	365,681
Total						$ (931,150)

• Currency Abbreviations:

CAD Canadian Dollar

EUR Euro

USD US Dollar

BlackRock Bond Fund, Inc. - BlackRock High Income Fund

• Credit default swaps on single name issues-buy protection outstanding as of June 30, 2009 were as follows:

	Pay			Notional		Unrealized
	Fixed		Expiration		Amount	Appreciation
Issuer	Rate	Counterparty	Date		(000)	(Depreciation)
Harrah's Operating	5.00%	JPMorgan Chase	September 2013	USD	2,000	$ 193,178
Co., Inc.		Bank NA
Domtar Corp.	5.25%	Credit Suisse	December 2013	USD	4,000	145,162
First Data Corp.	5.00%	JPMorgan Chase	December 2013	USD	1,000	(6,628)
		Bank NA
Black & Decker Corp.	2.93%	Goldman Sachs	March 2014	USD	4,000	(230,167)
		Bank USA
Edison Mission Energy	7.10%	Credit Suisse	March 2014	USD	2,000	111,248
		International
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs	March 2014	EUR	3,500	(1,023,435)
		Bank USA
Host Hotels & Resorts LP	5.00%	Goldman Sachs	March 2014	USD	10,000	(1,297,580)
		Bank USA
JC Penney Co., Inc.	5.40%	Goldman Sachs	March 2014	USD	5,000	(611,378)
		Bank USA
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase	March 2014	USD	2,000	(300,347)
		Bank NA
Macy's, Inc.	7.90%	Goldman Sachs	March 2014	USD	5,000	(795,215)
		Bank USA
Masco Corp.	5.35%	JPMorgan Chase	March 2014	USD	5,000	(378,375)
		Bank NA
Mohawk Industries, Inc.	3.90%	JPMorgan Chase	March 2014	USD	5,000	(109,959)
		Bank NA
Nordstrom, Inc.	4.35%	Goldman Sachs	March 2014	USD	3,000	(266,539)
		Bank USA
Centex Corp.	1.00%	Deutsche Bank AG	June 2014	USD	1,225	(42)
First Data Corp.	5.00%	Credit Suisse	June 2014	USD	1,250	(10,815)
		International
Lennar Corp.	5.75%	JPMorgan Chase	June 2014	USD	1,000	(83,570)
		Bank NA
Standard Pacific Corp.	5.00%	JPMorgan Chase	June 2014	USD	2,450	50,625
		Bank NA
Limited Brands, Inc.	1.00%	JPMorgan Chase	September 2014	USD	700	(8,936)
		Bank NA
Meritage Homes Corp.	5.00%	Credit Suisse	June 2015	USD	1,225	31,893
		International
K Hovnanian	5.00%	JPMorgan Chase	June 2016	USD	3,115	440,860
Enterprises, Inc.		Bank NA
Total						$ (4,150,020)

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments June 30, 2009 (Unaudited)

• Credit default swaps on single name issues-sold protection outstanding as of June 30, 2009 were as follows:

	Receive				Notional		Unrealized
	Fixed		Expiration	Credit	Amount		Appreciation
Issuer	Rate	Counterparty	Date	Rating[1]		(000)[2]	(Depreciation)
Ford
Motor Co.	4.20%	Deutsche Bank AG	March 2010	CCC	USD	6,000	$ (693,780)
Ford
Motor Co.	4.70%	Deutsche Bank AG	June 2010	CCC	USD	7,000	(1,025,962)
Beazer Homes
USA, Inc.	5.00%	Credit Suisse International	June 2011	CCC	USD	1,500	109,574
Total							$ (1,610,168)
[1] Using the Standard and Poor's ratings of the issuer.

2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

• Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

BlackRock Bond Fund, Inc. - BlackRock High Income Fund

Schedule of Investments June 30, 2009 (Unaudited)

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
	Assets
Level 1
Long-Term Investments:
Common Stock	$ 8,073,908
Warrants	5,899
Short-Term Securities	23,780,532
Total Level 1	31,860,339
Level 2
Long-Term Investments
Corporate Bonds	759,359,469
Floating Rate Loan Interests	46,453,734
Non-U.S. Government Sponsored Agency
Mortgage-Backed Securities	10,327,675
Common Stock	684,349
Capital Trusts	2,805,262
Preferred Stock	17
Total Level 2	819,630,506
Level 3
Long-Term Investments:
Corporate Bonds	2,161,315
Floating Rate Loan Interests	52,541,173
Common Stock	4,511,052
Warrants	18
Other Interests	130,658
Total Level 3	59,344,216
Total	$ 910,835,061
	Other Financial Instruments[1]
	Assets	Liabilities
Level 1	-	-
Level 2	$ 1,483,111	$ (8,174,449)
Level 3	-	-
Total	$ 1,483,111	$ (8,174,449)

1Other financial instruments are swaps and foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

BlackRock Bond Fund, Inc. - BlackRock High Income Fund
Schedule of Investments June 30, 2009 (Unaudited)
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
	Corporate	Floating Rate	Common		Other	Investments in
	Bonds	Loan Interests	Stocks	Warrants	Interests	Securities
Balance, as of December 31, 2008	-	$ 19,513,664	-	-	$ 130,472	$ 19,644,136
Accrued discounts/premiums	-	-	-	-	-	-
Realized gain (loss)	-	(4,593,555)	-	-	-	(4,593,555)
Change in unrealized appreciation
	-		-	-	-	(5,169,611)
(depreciation)
(5,169,611)
Net purchases (sales)	-	(3,898,581)	-	-	-	(3,898,581)
Net transfers in Level 3	$ 2,161,315	46,689,256	$ 4,511,052	$ 18	186	53,361,827
Balance, as of June 30, 2009	$ 2,161,315	$ 52,541,173	$ 4,511,052	$ 18	$ 130,658	$ 59,344,216

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Fund of BlackRock Bond Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: August 21, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: August 21, 2009